Employee Benefits (Details Narrative) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Accumulated benefit obligation	$ 13,200	$ 16,100	$ 13,200
Contributions of benefit plans		$ 2,168	$ 2,491
Discount rate, percentage		0.25%
Successor [Member]
Contributions of benefit plans	$ 1,800	$ 3,100